                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

         /s/  Steven Rohlfing    New York, New York    8/10/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $167,338
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                              PORTFOLIO APPRAISAL
                                                                    FORM 13F
                                                                 June 30, 2000

    ITEM 1            ITEM 2        ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------            ------        ------        ------              ------          ------       ------          ------
                                                FAIR                           INVESTMENT
                      TITLE         CUSIP       MARKET      SHRS OR             DISCRETION        OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS       NUMBER      VALUE       PRN AMT  SH/PRN  SOLE     SHARED      MANAGERS   SOLE   SHARED  NONE
                                                (thousands)
--------------       --------       ------      ------      -------  ------  -------- ----------- --------   ----   ------  ----
AT&T Corp                          001957109   16,924       532,000             505,699   26,301  NO         505,699  26,301
Nabisco Group Holdings             62952P102    9,625       371,100             347,237   23,863  NO         347,237  23,863
Casino Data Systems                147583108    8,021     1,236,904           1,146,081   90,823  NO       1,146,081  90,823
Bally Total Fitness
 Hldgs                             05873K108    7,818       308,099             285,578   22,521  NO         285,578  22,521
Seagram Company Ltd                811850106    7,248       125,000             115,951    9,049  NO         115,951   9,049
Birmingham Steel Corp              091250100    6,716     1,733,100           1,606,412  126,688  NO       1,606,412 126,688
Healthsouth Corp.                  421924101    6,676       928,800             861,366   67,434  NO         861,366  67,434
Total Renal Care
 Holdings                          89151A107    5,944       990,700             918,280   72,420  NO         918,280  72,420
Starwood Hotels &
 Resorts                           85590A203    5,696       175,000             162,296   12,704  NO         162,296  12,704
Laser Mortgage Mgt.,
 Inc.                              51806D100    5,445     1,428,200           1,321,341  106,859  NO       1,321,341 106,859
Merrill Lynch & Co.,
 Inc                               590188108    5,106        44,400              41,154    3,246  NO          41,154   3,246
CMS Energy Corp.                   125896100    5,093       230,200             213,487   16,713  NO         213,487  16,713
Park Place
 Entertainment                     700690100    4,785       392,600             363,302   29,298  NO         363,302  29,298
Marvel Enterprises
 Inc.                              57383M108    4,569       731,000             677,564   53,436  NO         677,564  53,436
OfficeMax, Inc.                    67622M108    4,196       839,200             778,066   61,134  NO         778,066  61,134
Central Newspapers
 Inc.                              154647101    3,934        62,200              57,678    4,522  NO          57,678   4,522
Cendant Corporation                151313103    3,919       270,300             250,677   19,623  NO         250,677  19,623
Radio Unica
 Communications Corp               75040Q106    3,600       514,300             476,705   37,595  NO         476,705  37,595
Readers Digest
 Association                       755267101    3,478        87,500              81,129    6,371  NO          81,129   6,371
Cisco Systems                      17275R102    3,178        50,000              46,210    3,790  NO          46,210   3,790
Gemstar International
 Gr.                               36866W106    3,073        50,000              46,345    3,655  NO          46,345   3,655
Telespectrum Worldwide             87951U109    3,065       671,700             622,599   49,101  NO         622,599  49,101
DuPont El de Nemours               263534109    3,063        70,000              64,918    5,082  NO          64,918   5,082
Sprint FON Group                   852061100    3,060        60,000              55,614    4,386  NO          55,614   4,386
WMS Industries Inc.                929297109    2,961       191,800             177,682   14,118  NO         177,682  14,118



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Global Telesystems
 Group                             37936U104    2,555       211,800             196,423   15,377  NO         196,423  15,377
Santa Fe International             G7805C108    2,446        70,000              70,000        0  NO          70,000       0
Lehman Brothers
 Holdings                          524908100    2,374        25,100              22,626    2,474  NO          22,626   2,474
Goldman Sachs Group                38141G104    2,341        24,700              24,700        0  NO          24,700       0
Kroger Company                     501044101    2,206       100,000              92,740    7,260  NO          92,740   7,260
Hilton Hotels Corp.                432848109    2,109       225,000             208,666   16,334  NO         208,666  16,334
Energizer Holdings
 Inc.                              29266R108    2,099       115,000             106,595    8,405  NO         106,595   8,405
Bowater Incorporated               102183100    1,994        45,200              41,896    3,304  NO          41,896   3,304
USX Marathon Group..
 Marathon Oil                      902905827    1,754        70,000              64,841    5,159  NO          64,841   5,159
Packaging Corp of
 America                           695156109    1,508       148,900             138,027   10,873  NO         138,027  10,873
Pactiv Corporation                 695257105    1,359       172,600             159,880   12,720  NO         159,880  12,720
Argosy Gaming Company              40228108     1,181        82,100              76,175    5,925  NO          76,175   5,925
Conseco Inc.                       208464107      975       100,000              92,420    7,580  NO          92,420   7,580
Ross Stores                        778296103      853        50,000              46,372    3,628  NO          46,372   3,628
Morgan Stanley Dean
 Witter                            617446448      833        10,000               9,242      758  NO           9,242     758
Donaldson Lufkin and
 Jenrette                          257661108      768        18,100              15,601    2,499  NO          15,601   2,499
Charles Schwab Corp                808513105      757        22,499              20,796    1,703  NO          20,796   1,703
Cell Therapeutics Inc.             150934107      613        20,000              18,548    1,452  NO          18,548   1,452
MDU Communications
 Intl                              582828109      500       200,000             185,482   14,518  NO         185,482  14,518
Methode Electronics                591520200      255         6,600               6,118      482  NO           6,118     482
3Com Corporation                   885535104      190         3,300               3,050      250  NO           3,050     250
SPX Put July 22
 Strike 1400                       648815YST      201           309                 286       23  NO             286      23
SPX Put July
 Strike 1325                       648815MSE       55           400                 371       29  NO             371      29
Old Kent Financial
 Corp. Put July
 Strike 30                         6798332SV       31           100                  92        8  NO              92       8
R and B Falcon Calls
 July Strike 22 1/2                74912EEGX      188         1,000                 928       72  NO             928      72
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